Segment Information - Schedule of Sales Attributable to Geographic Areas Based on Customer Location (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 715.7	$ 827.5	$ 869.2	$ 784.6	$ 861.6	$ 997.5	$ 974.9	$ 808.5	$ 3,197.0	$ 3,642.5	$ 3,585.1
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									2,699.4	3,077.8	3,054.1
Non-U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 497.6	$ 564.7	$ 531.0